 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Charter Income Trust - MCR

Report of the calendar month ending April 30, 2004:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
4/08/04	Shares of beneficial interest	12,100	8.78	9.71	Merrill Lynch
4/12/04	Shares of beneficial interest	14,000	8.81	9.71	Merrill Lynch
4/13/04	Shares of beneficial interest	22,000	8.64	9.63	Merrill Lynch
4/14/04	Shares of beneficial interest	22,000	8.55	9.61	Merrill Lynch
4/15/04	Shares of beneficial interest	7,000	8.48	9.69	Merrill Lynch
4/19/04	Shares of beneficial interest	23,000	8.68	9.62	Merrill Lynch
4/20/04	Shares of beneficial interest	11,400	8.72	9.60	Merrill Lynch
4/21/04	Shares of beneficial interest	26,000	8.69	9.58	Merrill Lynch
4/22/04	Shares of beneficial interest	500	8.65	9.60	Merrill Lynch
4/23/04	Shares of beneficial interest	26,000	8.59	9.59	Merrill Lynch
4/27/04	Shares of beneficial interest	10,700	8.52	9.59	Merrill Lynch
4/28/04	Shares of beneficial interest	30,000	8.55	9.57	Merrill Lynch
4/30/04	Shares of beneficial interest	30,000	8.47	9.55	Merrill Lynch

Total Shares Repurchased: 234,700

Remarks? (none)

Stephanie DeSisto, Assistant Treasurer
MFS Investment Management